CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 439,834	$ 330,127	$ 420,197
Other comprehensive income (loss), net of tax:
Foreign currency translation	31,704	28,769	(13,565)
Pension and postretirement benefits	(502)	(4,071)	(1,362)
Other	135	134	162
Total other comprehensive income (loss), net of tax	31,337	24,832	(14,765)
Comprehensive income	471,171	354,959	405,432
Comprehensive income attributable to non-controlling interests	(27,019)	(18,488)	(27,878)
Comprehensive income attributable to Albemarle Corporation	$ 444,152	$ 336,471	$ 377,554